Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other Comprehensive Income

NOTE 5—OTHER COMPREHENSIVE INCOME

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2014 and December 31, 2013.

	For the Year Ended December 31, 2014			For the Year Ended December 31, 2013
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$341	$(4,588)	$(4,247)	$5,849	$(7,496)	$(1,647)

Other comprehensive income (loss) before reclassifications	3,464	591	4,055	(5,373)	—	(5,373)

Amounts reclassified from accumulated other comprehensive loss	(75)	220	145	(135)	2,908	2,773

Net current-period other comprehensive income (loss)	3,389	811	4,200	(5,508)	2,908	(2,600)

Ending balance	$3,730	$(3,777)	$(47)	$341	$(4,588)	$(4,247)

Amounts in parentheses indicate increases in shareholders’ equity.

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2014 and December 31, 2013:

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
Details about Accumulated Other Comprehensive Loss Components	For the year ended December 31, 2014		For the year ended December 31, 2013		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains on available-for-sale securities	$113		$204		Net gain on sale of securities
Tax effect	(38)		(69)		Income taxes

	75		135		Net of tax
Amortization of defined benefit pension items

Actuarial losses	(334	)(b)	(4,406	)(b)	Salaries, wages and benefits
Tax effect	114		1,498		Income taxes

	(220)		(2,908)		Net of tax

Total reclassifications for the period	$(145)		$(2,773)		Net of tax

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost.